UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21630

Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo

President and Principal Executive Officer

Alpha Core Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ALPHA CORE STRATEGIES FUND	JUNE 30, 2015 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 94.8%
Credit/Distressed – 11.1%
(Cost $53,302,000)
Chatham Asset Partners High Yield Fund, L.P.	$20,052,000
Knighthead Domestic Fund, L.P.	22,888,000
Varadero Partners L.P.	23,384,000
66,324,000
Global Macro – 15.4%
(Cost $85,605,000)
Autonomy Global Macro Fund LP	26,311,000
Discovery Global Opportunity Partners, L.P.	25,910,000
Graticule Asia Macro Fund LP	22,207,000
Tse Capital Fund L.P.	17,545,000
91,973,000
Non-U.S. Equity Hedge – 14.2%
(Cost $59,707,000)
Hermitage Global Partners, L.P.*	25,000
Indus Pacific Opportunities Fund L.P.	22,077,000
MW Eureka (US) Fund	23,616,000
Pelham Long/Short Fund, L.P.	22,476,000
Zebedee Focus Fund Limited	17,073,000
85,267,000
Relative Value Multi-Strategy – 13.0%
(Cost $67,699,000)
Achievement Fund, LLC	11,521,000
Alphadyne Investment Strategies Partners, L.P.	24,244,000
DW Catalyst Onshore Fund LP	20,192,000
Investcorp Interlachen Multi-Strategy Fund, LLC*	69,000
North Pole Offshore	21,762,000
77,788,000
Sector Hedge – 7.1%
(Cost $17,593,000)
Broadfin Healthcare Fund, L.P.	21,510,000
Camber Capital Fund, L.P.	20,860,000
42,370,000
Special Situations – 20.3%
(Cost $87,540,000)
Archer Capital Fund, L.P.	15,417,000
Corvex Partners, L.P.	31,368,000
HG Vora Special Opportunities Fund, L.P.	26,293,000
JHL Capital Group Fund, LLC	4,973,000
Pentwater Event Fund LLC	17,581,000
Senator Global Opportunity Fund, L.P.	26,013,000
121,645,000
U.S. Equity Hedge – 13.7%
(Cost $61,647,000)
Black Diamond Thematic, L.P.	21,588,000
Harvest Small Cap Partners, L.P.	15,111,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 94.8% – continued
U.S. Equity Hedge – 13.7% continued
Lakewood Capital Partners, L.P.	$18,875,000
Tourbillon Global Equities, LLC	26,690,000
82,264,000
Total Investments in Sub-Funds
(Cost $433,093,000)	$567,631,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	751,000	$751,000
Total Cash Equivalent
(Cost $751,000)		$751,000
TOTAL INVESTMENTS – 94.9%
(Cost $433,844,000)		568,382,000
Other Assets less Liabilities - 5.1%		30,322,000
NET ASSETS – 100.0%		$598,704,000

(1) Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of the Northern Trust Corporation.

(2) At March 31, 2015, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $161,000 with net purchases of approximately $590,000 during the three months ended June 30, 2015.

* During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

QUARTERLY REPORT	1	ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued

ALPHA CORE STRATEGIES FUND

At June 30, 2015, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	11.1%
Global Macro	15.4
Non-U.S. Equity Hedge	14.2
Relative Value Multi-Strategy	13.0
Sector Hedge	7.1
Special Situations	20.3
U.S. Equity Hedge	13.7
Cash Equivalent and Other Assets Less Liabilities	5.2
Total	100.0%

At June 30, 2015, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 8.1%	$32,035,000	$48,441,000
United States – 86.7%	401,058,000	519,190,000
Total	$433,093,000	$567,631,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The following is a summary of the leveling inputs used in valuing the Fund’s investments, which are carried at fair value, as of June 30, 2015.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Credit/Distressed	$—	$48,786	$17,538	$66,324
Global Macro	—	91,973	—	91,973
Non-U.S. Equity Hedge	—	85,242	25	85,267
Relative Value Multi-Strategy	—	62,575	15,213	77,788
Sector Hedge	—	20,860	21,510	42,370
Special Situations	—	50,131	71,514	121,645
U.S. Equity Hedge	—	82,264	—	82,264
Cash Equivalent	751	—	—	751
Total	$751	$441,831	$125,800	$568,382

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2015, there were no transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2015.

ALPHA CORE STRATEGIES FUND	2	QUARTERLY REPORT

ALPHA CORE STRATEGIES FUND

JUNE 30, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/15 (000S)
Sub-Funds
Credit/Distressed	$17,292	$—	$246	$—	$—	$—	$—	$17,538	$246
Non-U.S. Equity Hedge	1,169	—	94	—	—	—	(1,238)	25	—
Relative Value Multi-Strategy	15,166	—	47	—	—	—	—	15,213	47
Sector Hedge	25,414	4,681	(1,585)	—	(7,000)	—	—	21,510	(1,585)
Special Situations	71,161	764	(588)	3,000	(2,823)	—	—	71,514	(326)
Total Investments	$130,202	$5,445	$(1,786)	$3,000	$(9,823)	$—	$(1,238)	$125,800	$(1,618)

* The fair value of Transfers Into and Out of Level 3 were measured using the fair value as of the end of the period. Transfers Out of Level 3 include investments in Sub-Funds that were previously categorized as Level 3 investments, with a fair value of $1,238,000, which have been re-classified as Level 2 for the three months ended June 30, 2015. Such transfers were primarily the result of changes in redemption terms and the Fund’s ability to redeem from these Sub-Funds within 90 days of the schedule of investments date.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of June 30, 2015.

QUARTERLY REPORT	3	ALPHA CORE STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Core Strategies Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2015

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2015